Related parties - Executive directors' unvested LTI holdings (Details) R / shares in Units, R in Thousands	12 Months Ended
	Jun. 30, 2024 ZAR (R) R / shares shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 R / shares	Jun. 30, 2023 $ / shares
Intrinsic value
Share Price | (per share)	R 138.10	$ 10.14	R 233.26	$ 12.38
Executive directors
Intrinsic value
Percentage of award subject to a continued employment period	50.00%
Requisite continued employment period	2 years
Executive directors | Awards with renewable energy CPT deferred
Number
Balance at the end of the year | shares	45,414
S Baloyi
Number
Effect of changes in Executive Directors | shares	79,004
Balance at the end of the year | shares	79,004
Intrinsic value
Change in value	R (655)
Effect of changes in Executive Directors	11,565
Balance at the end of the year	R 10,910
FR Grobler
Number
Balance at beginning of the year | shares	296,695
Awards granted | shares	86,491
Effect of corporate performance targets | shares	(7,263)
Dividend equivalents | shares	10,081
Awards settled | shares	(44,607)
Effect of changes in Executive Directors | shares	(341,397)
Intrinsic value
Balance at beginning of the year	R 69,207
Awards granted	21,354
Change in value	(33,088)
Effect of corporate performance targets	(1,380)
Dividend equivalents	1,915
Awards settled	(8,031)
Effect of changes in Executive Directors	R (49,977)
VD Kahla
Number
Balance at beginning of the year | shares	178,871
Awards granted | shares	38,537
Effect of corporate performance targets | shares	(6,264)
Dividend equivalents | shares	4,419
Awards settled | shares	(34,693)
Balance at the end of the year | shares	180,870
Intrinsic value
Balance at beginning of the year	R 41,723
Awards granted	9,514
Change in value	(18,613)
Effect of corporate performance targets	(1,190)
Dividend equivalents	839
Awards settled	(7,295)
Balance at the end of the year	R 24,978
HA Rossouw
Number
Balance at beginning of the year | shares	32,734
Awards granted | shares	44,086
Balance at the end of the year | shares	76,820
Intrinsic value
Balance at beginning of the year	R 7,636
Awards granted	10,884
Change in value	(7,911)
Balance at the end of the year	R 10,609